Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 23,068	$ 25,729	$ 17,596
Lease revenue
Disaggregation of Revenue [Line Items]
Total revenues	151	143	138
External Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenues	23,068	25,729	17,596
External Revenue [Member] | Fuel
Disaggregation of Revenue [Line Items]
Total revenues	22,520	25,209	17,139
External Revenue [Member] | Non-fuel
Disaggregation of Revenue [Line Items]
Total revenues	284	277	260
External Revenue [Member] | Lease revenue
Disaggregation of Revenue [Line Items]
Total revenues	151	143	138
External Revenue [Member] | Terminal throughput
Disaggregation of Revenue [Line Items]
Total revenues	61	49	35
External Revenue [Member] | Other
Disaggregation of Revenue [Line Items]
Total revenues	$ 52	$ 51	$ 24